5. CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Critical Accounting Judgments And Estimates
Derivative financial assets, at fair value	$ 52,400	$ 64,900
Derivative financial liabilities, at fair value	5,600	5,500
Goodwill	2,446,603	2,446,603
Intangible assets	$ 811,154	$ 812,995